Debt - Schedule of Short-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Short-term bank borrowings	$ 8	$ 24
Current portion of long-term debt	12	16
Total	$ 20	$ 40